IMPAIRMENT REVIEW (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IMPAIRMENT REVIEW
Total impairment loss	₽ (148)	₽ 149	₽ 3,775
Tangible and intangible assets excluding goodwill
IMPAIRMENT REVIEW
Total impairment loss	₽ 0
Russia Convergent
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	19.20%	19.00%
Terminal growth rate (as a percentage)	1.00%	1.00%
Discount rate applied to cash flow projections (as a percentage)	14.10%	16.00%
Armenia
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	15.60%	16.90%
Terminal growth rate (as a percentage)	0.00%	0.00%
Discount rate applied to cash flow projections (as a percentage)	13.50%	15.20%
Moscow Fixed Line
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	19.80%	21.60%
Terminal growth rate (as a percentage)	1.00%	1.00%
Discount rate applied to cash flow projections (as a percentage)	14.10%	14.50%
Ukraine
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue		18.40%
Terminal growth rate (as a percentage)	0.00%	3.00%
Discount rate applied to cash flow projections (as a percentage)	0.00%	20.80%
Turkmenistan
IMPAIRMENT REVIEW
Property, plant and equipment			3,063
Other intangible assets			141
Total impairment loss			3,204
Reversal of impairment loss recognised in profit or loss	₽ (148)
Recoverable amount		₽ 0	0
NVision Czech Republic
IMPAIRMENT REVIEW
Property, plant and equipment			564
Other intangible assets			7
Total impairment loss			571
Reversal of impairment loss recognised in profit or loss, property, plant and equipment		(505)
Reversal of impairment loss recognised in profit or loss, other intangible assets		(2)
Reversal of impairment loss recognised in profit or loss		(507)
Recoverable amount		₽ 1,778	₽ 954
Capital expenditure as a percentage of revenue	1.20%	1.30%
Terminal growth rate (as a percentage)	2.00%	2.00%
Discount rate applied to cash flow projections (as a percentage)	6.10%	8.70%
Oblachniy Retail
IMPAIRMENT REVIEW
Goodwill		₽ 524
Property, plant and equipment		13
Other intangible assets		140
Total impairment loss		677
Recoverable amount		₽ 765
Capital expenditure as a percentage of revenue		0.90%
Terminal growth rate (as a percentage)	3.00%	3.00%
Discount rate applied to cash flow projections (as a percentage)	16.70%	20.10%
Minimum | Russia Convergent
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	42.40%	42.40%
Minimum | Armenia
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	46.90%	45.00%
Minimum | Moscow Fixed Line
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	52.90%	56.00%
Minimum | Ukraine
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)		50.00%
Minimum | NVision Czech Republic
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	3.20%	4.90%
Maximum | Russia Convergent
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	43.50%	42.90%
Maximum | Armenia
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	50.00%	47.40%
Maximum | Moscow Fixed Line
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	56.60%	59.20%
Maximum | Ukraine
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)		51.60%
Maximum | NVision Czech Republic
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	3.90%	5.50%